Property, plant and equipment	12 Months Ended
Oct. 31, 2021
Property, plant and equipment [Abstract]
Property, plant and equipment
12 Property, plant and equipment

		Freehold land and buildings	Leasehold improvements	Computer equipment	Fixtures and fittings	Total
	Note	$m	$m	$m	$m	$m
Cost
At November 1, 2020		14.0	83.6	107.9	7.8	213.3
Acquisition		-	-	-	0.1	0.1
Additions		-	1.2	15.6	0.9	17.7
Disposals		-	(4.5)	(14.0)	(0.8)	(19.3)
Effects of movements in exchange rates		0.8	0.6	1.9	0.2	3.5
Transferred to current assets classified as held for sale	30	-	(4.1)	(2.3)	-	(6.4)
At October 31, 2021		14.8	76.8	109.1	8.2	208.9

Accumulated depreciation
At November 1, 2020		2.5	47.3	69.5	0.3	119.6
Disposals		-	(3.6)	(14.0)	(0.5)	(18.1)
Charge for the year		0.4	10.9	20.3	2.1	33.7
Effects of movements in exchange rates		0.1	0.2	1.6	0.2	2.1
Transferred to current assets classified as held for sale	30	-	(1.8)	(2.0)	-	(3.8)
At October 31, 2021		3.0	53.0	75.4	2.1	133.5
Net book amount at October 31, 2021		11.8	23.8	33.7	6.1	75.4
Net book amount at November 1, 2020		11.5	36.3	38.4	7.5	93.7

	Freehold land and buildings	Leasehold improvements	Computer equipment	Fixtures and fittings	Total
	$m	$m	$m	$m	$m
Cost
At October 31, 2019	14.0	113.5	144.4	13.2	285.1
Transfers to right-of-use assets[1]	-	(9.8)	(50.6)	-	(60.4)
At November 1, 2019	14.0	103.7	93.8	13.2	224.7
Additions	-	4.8	28.4	2.9	36.1
Other[2]	-	(9.8)	-	-	(9.8)
Disposals	-	(15.3)	(14.1)	(8.5)	(37.9)
Effects of movements in exchange rates	-	0.2	(0.2)	0.2	0.2
At October 31, 2020	14.0	83.6	107.9	7.8	213.3

Accumulated depreciation
At October 31, 2019	2.2	51.7	85.1	5.6	144.6
Transfers to right-of-use assets[1]	-	(5.2)	(29.7)	-	(34.9)
At November 1, 2019	2.2	46.5	55.4	5.6	109.7
Disposals	-	(11.0)	(13.5)	(7.8)	(32.3)
Charge for the year	0.3	11.9	27.6	2.2	42.0
Effects of movements in exchange rates	-	(0.1)	-	0.3	0.2
At October 31, 2020	2.5	47.3	69.5	0.3	119.6
Net book amount at October 31, 2020	11.5	36.3	38.4	7.5	93.7

Net book amount at October 31, 2019	11.8	61.8	59.3	7.6	140.5
Transfers to right-of-use assets[1]	-	(4.6)	(20.9)	-	(25.5)
Net book amount at November 1, 2019	11.8	57.2	38.4	7.6	115.0

[1]
Property, plant and equipment held under finance leases and hire purchase contracts under IAS 17 and assets recognized in relation to asset retirement obligations on leased asset have been reclassified to right-of-use assets following the adoption of IFRS 16 on November 1, 2019.

[2]	Other movements of $9.8million relates to amounts received in relation to the reimbursement of leasehold improvement costs.

Depreciation for the year ended October 31, 2021 of $33.7 million (2020: $42.0 million) is included within administrative expenses and cost of sales in the Consolidated statement of comprehensive income.